CONCENTRATIONS AND RISKS (Details - Concentration of suppliers) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total purchases	$ 130,044	$ 183,695	$ 193,840
Supplier A [Member]
Total purchases	13,241	20,470
Supplier B [Member]
Total purchases			36,928
Supplier C [Member]
Total purchases			$ 35,071
Supplier D [Member]
Total purchases		21,433
Supplier E [Member]
Total purchases		$ 19,430
Supplier F [Member]
Total purchases	22,321
Supplier G [Member]
Total purchases	$ 14,167